THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 39.9%

	Face Amount	Value

Communication Services — 1.2%
T-Mobile USA
Callable 04/15/2026 @ $102 3.500%, 04/15/2031	$1,500,000	$1,260,465

Consumer Discretionary — 3.0%
Ford Motor Credit
Callable 04/28/2027 @ $100 4.950%, 05/28/2027	1,000,000	892,780
Newell Brands
Callable 10/01/2035 @ $100 5.625%, 04/01/2036	1,000,000	823,963
Royal Caribbean Cruises 10.875%, 06/01/2023 (A)	1,500,000	1,533,750

		3,250,493

Consumer Staples — 1.5%
Kraft Heinz Foods
Callable 04/01/2039 @ $100 4.625%, 10/01/2039	1,000,000	827,725
Callable 12/01/2045 @ $100 4.375%, 06/01/2046	1,000,000	777,398

		1,605,123

Energy — 2.2%
Chesapeake Energy
Callable 02/05/2024 @ $103 5.875%, 02/01/2029 (A)	1,500,000	1,391,045
Equities
Callable 10/04/2023 @ $100 5.678%, 10/01/2025	1,000,000	993,845

		2,384,890

Financials — 11.8%
Ashtead Capital
Callable 05/11/2032 @ $100 5.500%, 08/11/2032 (A)	2,000,000	1,856,230
First Maryland Capital II
Callable 11/07/2022 @ $100 3.632%, ICE LIBOR USD 3 Month + 0.850%, 02/01/2027	2,411,000	2,244,259
FXI Holdings
Callable 11/07/2022 @ $100 7.875%, 11/01/2024 (A)	1,500,000	1,185,000

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

 CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
JPMorgan Chase 6.276%, ICE LIBOR USD 3 Month + 3.470% (B)	$2,863,000	$2,862,958
Callable 10/31/2022 @ $100
OneMain Finance 8.250%, 10/01/2023	2,000,000	2,022,338
State Street
Callable 11/07/2022 @ $100 3.465%, ICE LIBOR USD 3 Month + 0.560%, 05/15/2028	2,750,000	2,504,866

		12,675,651

Health Care — 7.1%
Bristol-Myers Squibb
Callable 04/26/2029 @ $100 3.400%, 07/26/2029	619,000	561,276
Centene
Callable 12/15/2024 @ $102 4.625%, 12/15/2029	2,500,000	2,246,500
HCA
Callable 01/15/2029 @ $100 3.375%, 03/15/2029 (A)	2,000,000	1,694,890
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100 2.200%, 06/01/2030 (A)	2,000,000	1,579,472
Merck
Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	1,616,101

		7,698,239

Industrials — 5.1%
American Airlines Class B Pass Through Trust 3.950%, 07/11/2030	2,000,000	1,622,354
Boeing
Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	918,129
Delta Air Lines 4.500%, 10/20/2025 (A)	3,000,000	2,911,970

		5,452,453

Information Technology — 0.9%
Dell International
Callable 06/15/2041 @ $100 3.375%, 12/15/2041 (A)	1,500,000	928,198

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

 CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Real Estate — 1.6%
MPT Operating Partnership
Callable 11/07/2022 @ $103 5.000%, 10/15/2027‡	$2,000,000	$1,728,500

Utilities — 5.5%
FirstEnergy
Callable 04/15/2027 @ $100 4.400%, 07/15/2027	2,000,000	1,855,760
Pacific Gas and Electric
Callable 06/01/2046 @ $100 4.000%, 12/01/2046	2,000,000	1,273,950
Vistra 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A) (B)	1,000,000	873,010
Callable 12/15/2026 @ $100
Vistra Operations 5.125%, 05/13/2025 (A)	2,000,000	1,936,301

		5,939,021

TOTAL CORPORATE OBLIGATIONS (Cost $48,542,219)		42,923,033

ASSET-BACKED SECURITIES — 31.7%

Other ABS — 19.4%
Benefit Street Partners CLO II, Ser 2017-IIA, Cl CR
Callable 10/15/2022 @ $100 6.212%, ICE LIBOR USD 3 Month + 3.700%, 07/15/2029 (A)	1,500,000	1,351,473
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 03/15/2023 @ $100 4.418%, ICE LIBOR USD 1 Month + 1.600%, 03/15/2036 (A)	1,500,000	1,409,179
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 12/25/2022 @ $100 3.269%, 11/25/2059 (A) (C)	1,150,000	1,102,573
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 10/20/2022 @ $100 3.830%, ICE LIBOR USD 3 Month + 1.120%, 01/20/2030 (A)	2,500,000	2,452,987
Deerpath Capital CLO, Ser 2020-1A, Cl A1 4.590%, ICE LIBOR USD 3 Month + 1.850%, 04/17/2032 (A)	2,500,000	2,456,227

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

 ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 10/20/2022 @ $100 7.060%, ICE LIBOR USD 3 Month + 4.350%, 01/20/2033 (A)	$2,600,000	$2,336,355
Halcyon Loan Advisors Funding, Ser 2017-3A, Cl C1R
Callable 10/22/2022 @ $100 5.409%, ICE LIBOR USD 3 Month + 2.650%, 10/22/2025 (A)	785,452	775,795
Mountain View CLO X, Ser 2018-10A, Cl CR
Callable 10/13/2022 @ $100 4.305%, ICE LIBOR USD 3 Month + 1.850%, 10/13/2027 (A)	1,805,000	1,752,287
OCP CLO, Ser 2021-13A, Cl DR
Callable 10/15/2022 @ $100 9.012%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2030 (A)	2,000,000	1,725,416
Silvermore CLO, Ser 2014-1A, Cl B
Callable 11/15/2022 @ $100 5.905%, ICE LIBOR USD 3 Month + 3.000%, 05/15/2026 (A)	1,244,823	1,236,065
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100 5.750%–, 05/17/2032 (A) (C)	1,610,755	1,172,499
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 10/25/2022 @ $100 5.783%, ICE LIBOR USD 3 Month + 3.000%, 04/25/2033 (A)	1,500,000	1,399,119
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 01/25/2023 @ $100 7.083%, ICE LIBOR USD 3 Month + 4.300%, 01/25/2034 (A)	2,000,000	1,771,100

		20,941,075

Student Loan — 12.3%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 04/25/2031 @ $100 2.720%, 07/25/2069 (A)	1,752,271	1,536,720
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 12/15/2027 @ $100 4.418%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)	2,250,000	2,242,633

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

 ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — continued
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 06/15/2028 @ $100 4.518%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2030 (A)	$2,000,000	$2,003,472
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 09/25/2030 @ $100 3.674%, ICE LIBOR USD 1 Month + 0.590%, 03/25/2055	1,359,231	1,336,682
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 01/15/2025 @ $100 4.768%, ICE LIBOR USD 1 Month + 1.950%, 08/16/2032 (A)	1,142,023	1,142,168
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 07/15/2028 @ $100 3.500%, 09/15/2043 (A)	3,660,000	3,435,261
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
4.268%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)	1,476,004	1,472,753

		13,169,689

TOTAL ASSET-BACKED SECURITIES (Cost $36,406,855)		34,110,764

MORTGAGE-BACKED SECURITIES — 18.7%

Agency Mortgage-Backed Obligations — 6.5%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100 1.690%, 02/25/2043 (D)	20,425,000	688,886
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
Callable 02/25/2030 @ $100 1.783%, 10/25/2029	2,042,136	1,787,870
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	3,798,957
FHLMC, Ser 2019-4895, Cl C
4.500%, 02/15/2049	153,439	152,531

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

 MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Agency Mortgage-Backed Obligations — continued
FNMA
3.500%, 11/01/2044	$597,427	$535,874

		6,964,118

Non-Agency Mortgage-Backed Obligations — 12.2%
FREMF Mortgage Trust, Ser K29, Cl C
Callable 05/25/2023 @ $100 3.591%, 05/25/2046 (A) (D)	2,000,000	1,975,167
FREMF Mortgage Trust, Ser K47, Cl C
Callable 05/25/2025 @ $100 3.709%, 06/25/2048 (A) (D)	3,000,000	2,843,225
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100 4.218%, 07/25/2050 (A) (D)	2,650,000	2,476,956
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100 3.854%, 10/25/2049 (A) (D)	2,635,000	2,411,095
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 03/25/2026 @ $100 3.450%, 01/25/2047 (A) (D)	690,424	603,439
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 06/25/2025 @ $100 3.500%, 08/25/2047 (A) (D)	790,765	700,125
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (D)	2,446,638	2,094,836

		13,104,843

TOTAL MORTGAGE-BACKED SECURITIES (Cost $22,272,424)		20,068,961

U.S. TREASURY OBLIGATIONS — 3.6%

United States Treasury Inflation Indexed Bonds
1.000%, 02/15/2048	1,201,460	973,452

United States Treasury Notes
2.875%, 10/31/2023	700,000	689,446
1.625%, 04/30/2023	1,450,000	1,429,836
0.875%, 06/30/2026	900,000	796,781

		2,916,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,260,236)		3,889,515

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

PREFERRED STOCK — 2.9%

	Shares	Value

Financials — 1.1%
Wells Fargo 4.750%	60,000	$1,126,800

Utilities — 1.8%
Duke Energy 5.625%	80,000	1,960,800

TOTAL PREFERRED STOCK (Cost $3,651,000)		3,087,600

TOTAL INVESTMENTS — 96.8% (Cost $115,132,734)		$104,079,873

Percentages are based on Net Assets of $107,568,510.

‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2022 was $61,768,791 and represents 57.4% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2022. The coupon on a step bond changes on a specified date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ABS — Asset Backed Securities

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

The open futures contracts held by the Fund at September 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	53	Jan-2023	$11,063,430	$10,885,703	$(177,727)

Short Contracts
U.S. 5-Year Treasury Note	(29)	Jan-2023	$(3,230,276)	$(3,117,727)	$112,549
U.S. Ultra Long Treasury Bond	(54)	Dec-2022	(8,107,063)	(7,398,000)	709,063
Ultra 10-Year U.S. Treasury Note	(25)	Dec-2022	(3,157,569)	(2,962,109)	195,460

			(14,494,908)	(13,477,836)	1,017,072

			$(3,431,478)	$(2,592,133)	$839,345

The following is a summary of the level of inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$42,923,033	$—	$42,923,033
Asset-Backed Securities	—	34,110,764	—	34,110,764
Mortgage-Backed Securities	—	20,068,961	—	20,068,961
U.S. Treasury Obligations	796,781	3,092,734	—	3,889,515
Preferred Stock	3,087,600	—	—	3,087,600

Total Investments in Securities	$3,884,381	$100,195,492	$—	$104,079,873

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,017,072	$–	$–	$1,017,072
Unrealized Depreciation	(177,727)	–	–	(177,727)

Total Other Financial Instruments	$839,345	$–	$–	$839,345

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0900